Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2025

Shares		Value
COMMON STOCKS 65.4%
CONSUMER DISCRETIONARY 1.3%
	DISTRIBUTION/WHOLESALE 1.3%
34,800	Pool Corp.(1)	$11,078,580
CONSUMER STAPLES 3.2%
	RETAIL 3.2%
30,000	Costco Wholesale Corp.	28,373,400
FINANCIALS 13.7%
	COMMERCIAL SERVICES 2.0%
33,619	S&P Global, Inc.	17,081,814
	DIVERSIFIED FINANCIALS 3.6%
180,944	Intercontinental Exchange, Inc.	31,212,840
	INSURANCE 6.9%
70,100	American Financial Group, Inc.	9,206,934
57,300	Marsh & McLennan Cos., Inc.	13,982,919
150,200	RLI Corp.	12,065,566
353,958	W.R. Berkley Corp.	25,187,651
		60,443,070
	SOFTWARE 1.2%
18,600	MSCI, Inc.	10,518,300
		119,256,024
HEALTHCARE 7.0%
	HEALTHCARE PRODUCTS 4.3%
26,812	IDEXX Laboratories, Inc.(2)	11,259,699
69,371	Stryker Corp.	25,823,355
		37,083,054
	HEALTHCARE SERVICES 1.6%
22,699	Chemed Corp.	13,967,149
	PHARMACEUTICALS 1.1%
60,000	Zoetis, Inc.	9,879,000
		60,929,203
INDUSTRIALS 14.7%
	AEROSPACE/DEFENSE 4.4%
16,400	HEICO Corp.	4,381,916
24,800	TransDigm Group, Inc.	34,305,592
		38,687,508
	BUILDING MATERIALS 1.1%
17,700	Lennox International, Inc.	9,926,691
	COMMERCIAL SERVICES 4.4%
184,846	Cintas Corp.	37,991,398
	DISTRIBUTION/WHOLESALE 0.3%
5,400	Watsco, Inc.(1)	2,744,820
	ENGINEERING & CONSTRUCTION 0.4%
39,300	Exponent, Inc.	3,185,658
	ENVIRONMENTAL CONTROL 4.1%
135,803	Republic Services, Inc.	32,886,055
16,000	Waste Connections, Inc.	3,123,040
		36,009,095
		128,545,170
INFORMATION TECHNOLOGY 25.5%
	COMPUTERS 4.6%
43,751	Accenture PLC Class A	13,652,062
Shares		Value
COMMON STOCKS 65.4% (continued)
INFORMATION TECHNOLOGY 25.5% (continued)
	COMPUTERS 4.6% (continued)
146,900	CGI, Inc.(1)	$14,665,027
10,800	EPAM Systems, Inc.(2)	1,823,472
23,400	Gartner, Inc.(2)	9,821,916
		39,962,477
	INTERNET 0.4%
22,000	CDW Corp.	3,525,720
	SOFTWARE 17.5%
38,400	Adobe, Inc.(2)	14,727,552
72,700	Cadence Design Systems, Inc.(2)	18,489,791
13,600	Fair Isaac Corp.(2)	25,080,576
24,810	Intuit, Inc.	15,233,092
22,600	Roper Technologies, Inc.	13,324,508
30,525	ServiceNow, Inc.(2)	24,302,174
25,800	Synopsys, Inc.(2)	11,064,330
52,737	Tyler Technologies, Inc.(2)	30,660,764
		152,882,787
	TELECOMMUNICATIONS 3.0%
61,100	Motorola Solutions, Inc.	26,750,191
		223,121,175
TOTAL COMMON STOCKS (Cost $277,933,517)		571,303,552

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
$ 1,525,534	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 6.44%, 3/25/43(3)(4)	1,545,401
1,627,977	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.64%, 1/25/43(3)(4)	1,661,538
1,602,123	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.64%, 5/25/43(3)(4)	1,631,480
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,771,028)		4,838,419
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.7%
1,222,575	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,203,053
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,550,241
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	737,496
1,288,406	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A1, 3.34%, 10/25/28	1,263,482
95,887	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(4)	90,309
See Supplementary Notes to Financial Statements.

0

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.7% (continued)
$ 1,000,000	Morgan Stanley Capital I Trust, Series 2021-L7, Class A4, 2.32%, 10/15/54	$861,055
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,300,063)		5,705,636
CORPORATE BONDS & NOTES 9.5%
BASIC MATERIALS 0.5%
	CHEMICALS 0.1%
1,200,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	1,212,603
	IRON/STEEL 0.1%
1,200,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(1)	1,171,674
	MINING 0.3%
1,265,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(1)	1,235,805
1,200,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(1)	1,038,893
		2,274,698
		4,658,975
COMMUNICATIONS 0.9%
	INTERNET 0.4%
1,200,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	1,118,529
1,250,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34	1,250,911
1,200,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	1,055,666
		3,425,106
	MEDIA 0.1%
1,200,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	1,186,913
	TELECOMMUNICATIONS 0.4%
1,240,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	1,016,620
1,250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	1,092,370
1,275,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	1,178,932
		3,287,922
		7,899,941
CONSUMER, CYCLICAL 0.5%
	AUTO MANUFACTURERS 0.1%
1,200,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34(1)	1,156,981
	LODGING 0.3%
1,200,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31(1)	1,195,264
1,200,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	1,186,617
		2,381,881
	RETAIL 0.1%
1,225,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(1)	1,025,892
		4,564,754
Principal Amount		Value
CORPORATE BONDS & NOTES 9.5% (continued)
CONSUMER, NON-CYCLICAL 1.0%
	AGRICULTURE 0.1%
$ 1,200,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 4.65%, 9/17/34	$1,160,130
	BIOTECHNOLOGY 0.3%
1,210,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	1,161,869
1,225,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	1,044,572
		2,206,441
	COMMERCIAL SERVICES 0.2%
1,200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34	1,205,233
	HEALTHCARE PRODUCTS 0.3%
1,200,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29(1)	1,203,689
1,200,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35	1,211,590
		2,415,279
	PHARMACEUTICALS 0.1%
1,250,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	1,186,842
		8,173,925
ENERGY 1.3%
	OIL & GAS 0.9%
1,250,000	Devon Energy Corp., Senior Unsecured Notes, 5.20%, 9/15/34(1)	1,205,692
1,250,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30(1)	1,268,957
1,325,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	1,318,355
1,200,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.55%, 10/1/34(1)	1,172,085
1,200,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	1,219,835
1,200,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30	1,210,477
		7,395,401
	PIPELINES 0.4%
1,250,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	1,022,684
1,200,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	1,179,086
1,250,000	Targa Resources Corp., 6.50%, 3/30/34	1,334,710
		3,536,480
		10,931,881
FINANCIAL 3.8%
	BANKS 2.3%
1,250,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(1)(4)	1,244,757
1,250,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(4)	1,223,395
1,200,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(4)	1,170,596
See Supplementary Notes to Financial Statements.

March 31, 2025

Principal Amount		Value
CORPORATE BONDS & NOTES 9.5% (continued)
FINANCIAL 3.8% (continued)
	BANKS 2.3% (continued)
$ 1,200,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(4)	$1,183,817
1,250,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(1)(4)	1,225,747
1,200,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(4)	1,166,824
1,200,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(4)	1,189,350
1,325,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	1,319,747
1,200,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	946,841
1,200,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28	1,176,241
1,200,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(4)	1,159,639
1,250,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(4)	1,341,083
1,200,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(4)	1,187,112
1,200,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(1)(4)	1,184,548
1,200,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(4)	1,166,047
1,250,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(4)	1,277,327
1,300,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(4)	1,103,068
		20,266,139
	DIVERSIFIED FINANCIALS 0.4%
1,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	1,107,442
1,250,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	1,237,290
1,200,000	Synchrony Financial, 4.88%, 6/13/25	1,199,406
		3,544,138
	REITS 1.1%
1,200,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(1)	1,195,025
1,200,000	American Tower Corp., 5.50%, 3/15/28	1,228,369
1,250,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	1,091,091
1,200,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34(1)	1,201,498
1,250,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30	1,145,279
Principal Amount		Value
CORPORATE BONDS & NOTES 9.5% (continued)
FINANCIAL 3.8% (continued)
	REITS 1.1% (continued)
$ 1,250,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	$1,062,731
1,200,000	Sabra Health Care LP, Guaranteed Notes, 3.20%, 12/1/31	1,042,125
1,225,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	1,212,945
		9,179,063
		32,989,340
INDUSTRIAL 0.5%
	AEROSPACE/DEFENSE 0.1%
1,250,000	RTX Corp., 4.50%, 6/1/42	1,099,502
	ELECTRONICS 0.1%
1,200,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	1,029,832
	MISCELLANEOUS MANUFACTURERS 0.2%
1,200,000	Teledyne Technologies, Inc., 2.25%, 4/1/28(1)	1,123,640
	PACKAGING & CONTAINERS 0.1%
1,200,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	1,045,941
		4,298,915
TECHNOLOGY 0.6%
	COMPUTERS 0.1%
1,200,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31(1)	1,053,746
	SEMICONDUCTORS 0.4%
1,265,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	915,692
1,225,000	Broadcom, Inc., 4.30%, 11/15/32	1,169,364
1,200,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31	1,213,417
		3,298,473
	SOFTWARE 0.1%
1,200,000	Fiserv, Inc., Senior Unsecured Notes, 4.20%, 10/1/28	1,183,297
		5,535,516
UTILITIES 0.4%
	ELECTRIC 0.4%
1,275,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(1)	1,229,750
1,200,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34	1,211,316
1,200,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30(1)	1,215,814
		3,656,880
TOTAL CORPORATE BONDS & NOTES (Cost $84,773,772)		82,710,127
LONG-TERM MUNICIPAL SECURITIES 0.9%
	CALIFORNIA 0.3%
1,200,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	1,161,940
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 0.9% (continued)
	CALIFORNIA 0.3% (continued)
$ 1,250,000	State of California, GO, 5.70%, 10/1/32	$1,335,481
		2,497,421
	MICHIGAN 0.1%
1,200,000	University of Michigan, 5.18%, 4/1/35	1,191,328
	MINNESOTA 0.1%
1,200,000	Minnesota Housing Finance Agency, Series J, 5.85%, 7/1/44	1,206,758
	NEW YORK 0.2%
1,250,000	New York City Transitional Finance Authority Building Aid Revenue, (ST AID WITHHLDG), 4.80%, 7/15/26	1,256,548
	OREGON 0.1%
1,100,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	874,391
	TEXAS 0.1%
1,250,000	City of Austin Electric Utility Revenue, Series A, 2.84%, 11/15/27	1,209,752
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $8,466,388)		8,236,198
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.6%
24,891	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	23,551
3,770	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	3,519
869,629	FHLMC Pool #QB2462, 3.00%, 8/1/50	763,045
1,706,700	FHLMC Pool #QB2958, 3.00%, 9/1/50	1,496,718
3,519,420	FHLMC Pool #QF1236, 4.50%, 10/1/52	3,371,128
2,577,385	FHLMC Pool #QG6306, 5.00%, 7/1/53	2,531,075
725,726	FHLMC Pool #RA6817, 2.50%, 2/1/52	608,270
687,350	FHLMC Pool #RB5022, 3.00%, 11/1/39	632,504
604,903	FHLMC Pool #SD7514, 3.50%, 4/1/50	551,661
1,794,886	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,574,345
712,334	FHLMC Pool #SD8196, 3.50%, 2/1/52	645,430
6,293,276	FHLMC Pool #SD8256, 4.00%, 10/1/52	5,872,554
762,824	FHLMC Pool #ZS4647, 3.50%, 1/1/46	702,501
1,212,540	FNMA Pool #AS0516, 3.00%, 9/1/43	1,090,535
190,988	FNMA Pool #AX9528, 3.50%, 2/1/45	176,833
25,126	FNMA Pool #AZ6194, 3.50%, 10/1/45	23,327
1,058,464	FNMA Pool #BM3634, 3.50%, 5/1/47	971,297
949,772	FNMA Pool #BP5709, 2.50%, 5/1/50	798,527
705,553	FNMA Pool #CA5540, 3.00%, 4/1/50	620,724
4,637,872	FNMA Pool #CB2403, 2.50%, 12/1/51	3,878,296
7,212,822	FNMA Pool #CB5892, 4.50%, 3/1/53	6,912,385
2,270,382	FNMA Pool #FM2202, 4.00%, 12/1/48	2,139,267
920,220	FNMA Pool #FM3254, 3.50%, 5/1/49	847,253
902,087	FNMA Pool #FM4140, 2.50%, 9/1/50	760,899
902,357	FNMA Pool #FM9509, 3.00%, 11/1/36	857,678
1,027,999	FNMA Pool #FM9760, 3.50%, 11/1/51	933,995
1,655,119	FNMA Pool #FM9834, 3.50%, 6/1/49	1,511,051
1,379,434	FNMA Pool #FM9939, 4.00%, 1/1/52	1,287,700
830,377	FNMA Pool #MA4055, 2.50%, 6/1/50	699,319
2,641,730	FNMA Pool #MA4078, 2.50%, 7/1/50	2,216,985
1,109,559	FNMA Pool #MA4222, 3.50%, 12/1/50	1,011,388
1,309,633	FNMA Pool #MA4494, 3.00%, 12/1/51	1,139,314
Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.6% (continued)
$ 2,048,894	FNMA Pool #MA4495, 3.50%, 12/1/51	$1,860,323
2,188,692	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	2,042,372
7,925	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	7,729
27,140	FNMA REMIC Trust Series 2013-41, Series 2013-41, Class WD, 2.00%, 11/25/42	25,012
6,885,499	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	1,238,354
979,777	GNMA II Pool #MA3937, 3.50%, 9/20/46	906,925
650,089	GNMA II Pool #MA7054, 3.50%, 12/20/50	597,483
3,081,209	GNMA II Pool #MA7651, 3.50%, 10/20/51	2,832,882
5,693,632	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	4,858,700
10,036,871	GNMA II Pool #MA8043, 3.00%, 5/20/52	8,894,728
2,777,982	GNMA II Pool #MA8945, 4.00%, 6/20/53	2,604,800
3,058,422	GNMA II Pool #MA9527, 5.00%, 3/20/54	3,008,323
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $81,067,608)		75,530,705
U.S. TREASURY OBLIGATIONS 11.0%
6,600,000	U.S. Treasury Bonds, 3.50%, 2/15/39	6,017,859
3,500,000	U.S. Treasury Bonds, 1.13%, 5/15/40(1)	2,214,707
9,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	8,215,313
2,000,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,524,531
3,000,000	U.S. Treasury Bonds, 3.63%, 5/15/53	2,527,031
3,000,000	U.S. Treasury Bonds, 4.25%, 8/15/54	2,831,719
8,000,000	U.S. Treasury Notes, 3.00%, 9/30/25(1)	7,952,250
4,000,000	U.S. Treasury Notes, 4.63%, 2/28/26	4,017,687
8,800,000	U.S. Treasury Notes, 4.50%, 7/15/26	8,855,344
2,000,000	U.S. Treasury Notes, 4.25%, 12/31/26	2,010,313
10,000,300	U.S. Treasury Notes, 2.25%, 8/15/27	9,631,148
3,200,000	U.S. Treasury Notes, 2.75%, 2/15/28	3,102,000
4,200,000	U.S. Treasury Notes, 1.63%, 8/15/29	3,818,063
11,000,000	U.S. Treasury Notes, 3.63%, 8/31/29	10,862,070
4,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	3,568,281
3,500,000	U.S. Treasury Notes, 2.75%, 8/15/32	3,200,039
2,000,000	U.S. Treasury Notes, 3.38%, 5/15/33	1,894,453
6,000,000	U.S. Treasury Notes, 3.88%, 8/15/33	5,880,469
8,500,000	U.S. Treasury Notes, 4.00%, 2/15/34	8,384,453
TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,434,750)		96,507,730

Shares		Value
SHORT-TERM INVESTMENTS 4.2%
	MONEY MARKET FUNDS 4.2%
24,248,214	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(5)	24,248,214
See Supplementary Notes to Financial Statements.

March 31, 2025

Shares		Value
SHORT-TERM INVESTMENTS 4.2% (continued)
	MONEY MARKET FUNDS 4.2% (continued)
12,422,670	State Street Navigator Securities Lending Government Money Market Portfolio(6)	$12,422,670
		36,670,884
TOTAL SHORT-TERM INVESTMENTS (Cost $36,670,884)		36,670,884
TOTAL INVESTMENTS IN SECURITIES 100.9% (Cost $596,418,010)		$881,503,251
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.9)%		(7,822,046)
NET ASSETS(7) 100.0%		$873,681,205

(1)	A portion or all of the security was held on loan. As of March 31, 2025, the market value of the securities on loan was $47,836,225.
(2)	Non-income producing.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of March 31, 2025. The information
in parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of March 31, 2025.
(6)
Securities with an aggregate market value of
$47,836,225 were out on loan in exchange for
$12,422,670 of cash collateral as of March 31, 2025. The
collateral was invested in a cash collateral reinvestment
vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$596,418,010, aggregate gross unrealized appreciation
was $300,126,213, aggregate gross unrealized
depreciation was $15,040,972 and the net unrealized
appreciation was $285,085,241.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
ST AID WITHHLDG	State Aid Withholding.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2025:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$571,303,552	$—	$—	$571,303,552
Collateralized Mortgage Obligations	—	4,838,419	—	4,838,419
Commercial Mortgage-Backed Securities	—	5,705,636	—	5,705,636
Corporate Bonds & Notes*	—	82,710,127	—	82,710,127
Long-Term Municipal Securities*	—	8,236,198	—	8,236,198
Residential Mortgage-Backed Securities	—	75,530,705	—	75,530,705
U.S. Treasury Obligations	—	96,507,730	—	96,507,730
Short-Term Investments	36,670,884	—	—	36,670,884
Total Investments in Securities	$607,974,436	$273,528,815	$—	$881,503,251

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2025, there were no Level 3 investments.